Subsequent Events (Details Narrative) - USD ($)										2 Months Ended	11 Months Ended
	Jun. 17, 2025	May 16, 2025	Apr. 11, 2025	Apr. 03, 2025	Feb. 12, 2025	Feb. 11, 2025	Oct. 16, 2023	Jun. 30, 2021	Feb. 06, 2021	Jun. 30, 2025	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares issued											228,000,001
Ordinary shares per share											$ 0.0001	$ 0.0001	$ 0.0001
Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								1,000,000	1,000,000
Sale of Stock, Price Per Share								$ 0.25	$ 0.25
Fross proceeds fromn private offering								$ 250,000
Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued							20,000
Ordinary shares per share							$ 0.001
Proceeds from investors							$ 20
Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	222,222
Sale of Stock, Number of Shares Issued in Transaction				111,111		111,111
Sale of Stock, Price Per Share				$ 1.00		$ 1.00
Fross proceeds fromn private offering			$ 111,111		$ 111,111
Subscription Agreement [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued	731,766
Sale of Stock, Number of Shares Issued in Transaction		807,000		222,222
Sale of Stock, Price Per Share		$ 0.50		$ 1.00
Fross proceeds fromn private offering										$ 222,222
Sale of Stock, Consideration Received on Transaction		$ 403,500